Equity Incentive Plans (Details) - Schedule of fair value of each stock option award to employees on the date of grant using the Black-Scholes option pricing model	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Incentive Plans (Details) - Schedule of fair value of each stock option award to employees on the date of grant using the Black-Scholes option pricing model [Line Items]
Risk-free interest rate			0.88%
Expected term in years			5 years 7 months 28 days
Expected volatility			53.86%
Expected dividend yield	0.00%		0.00%
Leafly Holdings, Inc.[Member]
Equity Incentive Plans (Details) - Schedule of fair value of each stock option award to employees on the date of grant using the Black-Scholes option pricing model [Line Items]
Risk-free interest rate		1.02%
Expected term in years		5 years 10 months 24 days
Expected volatility		61.18%
Expected dividend yield		0.00%	0.00%	0.00%